Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	DREYFUS STATE MUNICIPAL BOND FUNDS
Central Index Key	0000806176
Amendment Flag	false
Document Creation Date	Aug. 26, 2015
Document Effective Date	Sep. 01, 2015
Prospectus Date	Sep. 01, 2015
Dreyfus Connecticut Fund | Class A
Prospectus:
Trading Symbol	PSCTX
Dreyfus Connecticut Fund | Class C
Prospectus:
Trading Symbol	PMCCX
Dreyfus Connecticut Fund | Class Z
Prospectus:
Trading Symbol	DPMZX
Dreyfus Connecticut Fund | Class I
Prospectus:
Trading Symbol	DTCIX
Dreyfus Connecticut Fund | Class Y
Prospectus:
Trading Symbol	DPMYX
Dreyfus Massachusetts Fund | Class A
Prospectus:
Trading Symbol	PSMAX
Dreyfus Massachusetts Fund | Class C
Prospectus:
Trading Symbol	PCMAX
Dreyfus Massachusetts Fund | Class Z
Prospectus:
Trading Symbol	PMAZX
Dreyfus Pennsylvania Fund | Class A
Prospectus:
Trading Symbol	PTPAX
Dreyfus Pennsylvania Fund | Class C
Prospectus:
Trading Symbol	PPACX
Dreyfus Pennsylvania Fund | Dreyfus Pennsylvania Fund -Class Z
Prospectus:
Trading Symbol	DPENX